Schedule of Investments (unaudited)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)(a)	310,928	$74,485,912
Curtiss-Wright Corp.	14,725	1,748,741
General Dynamics Corp.	129,485	24,376,846
Hexcel Corp.(a)	47,057	2,936,357
Howmet Aerospace Inc.(a)	220,381	7,596,533
Huntington Ingalls Industries Inc.	22,918	4,829,968
L3Harris Technologies Inc.	50,039	10,815,930
Lockheed Martin Corp.	74,712	28,267,285
Northrop Grumman Corp.	84,664	30,769,438
Raytheon Technologies Corp.	857,877	73,185,487
Teledyne Technologies Inc.(a)	13,447	5,632,007
Textron Inc.	127,717	8,783,098
TransDigm Group Inc.(a)	12,339	7,986,911
		281,414,513
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	75,512	7,073,209
Expeditors International of Washington Inc.	33,660	4,261,356
FedEx Corp.	49,795	14,855,343
United Parcel Service Inc., Class B	122,727	25,523,534
XPO Logistics Inc.(a)	27,936	3,907,967
		55,621,409
Airlines — 0.6%
Alaska Air Group Inc.(a)	69,800	4,209,638
American Airlines Group Inc.(a)	362,693	7,692,719
Delta Air Lines Inc.(a)	362,414	15,678,030
JetBlue Airways Corp.(a)	177,477	2,978,064
Southwest Airlines Co.(a)	335,214	17,796,511
United Airlines Holdings Inc.(a)(b)	183,019	9,570,063
		57,925,025
Auto Components — 0.3%
Adient PLC(a)	52,898	2,390,990
Aptiv PLC(a)	50,166	7,892,617
BorgWarner Inc.	135,609	6,582,461
Dana Inc.	81,536	1,937,295
Gentex Corp.	58,104	1,922,661
Goodyear Tire & Rubber Co. (The)(a)	157,821	2,706,630
Lear Corp.	31,013	5,435,959
Visteon Corp.(a)	8,253	998,118
		29,866,731
Automobiles — 0.8%
Ford Motor Co.(a)	2,217,697	32,954,977
General Motors Co.(a)	722,069	42,724,823
Harley-Davidson Inc.	86,627	3,969,249
Thor Industries Inc.	31,363	3,544,019
		83,193,068
Banks — 9.0%
Associated Banc-Corp.	86,775	1,777,152
BancorpSouth Bank	53,277	1,509,337
Bank of America Corp.	4,265,364	175,860,958
Bank of Hawaii Corp.	22,711	1,912,720
Bank OZK	68,469	2,886,653
Cathay General Bancorp.	42,471	1,671,659
CIT Group Inc.	55,557	2,866,186
Citigroup Inc.	1,169,163	82,718,282
Citizens Financial Group Inc.	241,012	11,055,220
Comerica Inc.	78,508	5,600,761
Commerce Bancshares Inc.	31,098	2,318,667
Security	Shares	Value

Banks (continued)
Cullen/Frost Bankers Inc.	31,638	$3,543,456
East West Bancorp. Inc.	80,135	5,744,878
Fifth Third Bancorp.	398,169	15,222,001
First Financial Bankshares Inc.	28,908	1,420,250
First Horizon Corp.	313,284	5,413,548
First Republic Bank/CA	46,850	8,768,914
FNB Corp.	182,274	2,247,438
Fulton Financial Corp.	91,804	1,448,667
Glacier Bancorp. Inc.	26,813	1,476,860
Hancock Whitney Corp.	48,875	2,172,005
Home BancShares Inc./AR	85,992	2,122,283
Huntington Bancshares Inc./OH	830,848	11,856,201
International Bancshares Corp.	31,514	1,353,211
JPMorgan Chase & Co.	1,712,230	266,320,254
KeyCorp.	549,512	11,347,423
M&T Bank Corp.	73,055	10,615,622
PacWest Bancorp.	47,319	1,947,650
People’s United Financial Inc.	240,048	4,114,423
Pinnacle Financial Partners Inc.	42,935	3,790,731
PNC Financial Services Group Inc. (The)	240,314	45,842,299
Prosperity Bancshares Inc.	52,259	3,752,196
Regions Financial Corp.	542,221	10,942,020
Signature Bank/New York NY	21,263	5,223,256
Sterling Bancorp./DE	109,826	2,722,587
Synovus Financial Corp.	83,565	3,666,832
Texas Capital Bancshares Inc.(a)	28,572	1,814,036
Truist Financial Corp.	760,366	42,200,313
Trustmark Corp.	35,662	1,098,390
U.S. Bancorp.	766,749	43,681,691
UMB Financial Corp.	24,227	2,254,565
Umpqua Holdings Corp.	70,692	1,304,267
United Bankshares Inc./WV	75,882	2,769,693
Valley National Bancorp.	228,232	3,065,156
Webster Financial Corp.	51,130	2,727,274
Wells Fargo & Co.	2,338,065	105,890,964
Wintrust Financial Corp.	32,450	2,454,193
Zions Bancorp. NA	92,648	4,897,373
		937,410,515
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	51,638	3,869,752
Coca-Cola Co. (The)	1,426,690	77,198,196
Constellation Brands Inc., Class A	95,591	22,357,779
Molson Coors Beverage Co., Class B(a)	106,410	5,713,153
PepsiCo Inc.	453,250	67,158,052
		176,296,932
Biotechnology — 1.4%
AbbVie Inc.	260,044	29,291,356
Alexion Pharmaceuticals Inc.(a)	33,586	6,170,084
Amgen Inc.	162,869	39,699,319
Biogen Inc.(a)	40,030	13,861,188
Gilead Sciences Inc.	709,296	48,842,122
Incyte Corp.(a)	38,713	3,256,925
Ligand Pharmaceuticals Inc.(a)	4,921	645,586
United Therapeutics Corp.(a)	14,548	2,610,057
		144,376,637
Building Products — 0.7%
A O Smith Corp.	76,316	5,499,331
Allegion PLC	29,972	4,175,100
Builders FirstSource Inc.(a)	58,848	2,510,456

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	165,575	$8,046,945
Fortune Brands Home & Security Inc.	33,898	3,376,580
Johnson Controls International PLC	406,588	27,904,134
Lennox International Inc.	7,860	2,757,288
Masco Corp.	81,136	4,779,722
Owens Corning	59,637	5,838,462
Trane Technologies PLC	72,961	13,435,038
		78,323,056
Capital Markets — 4.1%
Affiliated Managers Group Inc.	24,071	3,711,989
Ameriprise Financial Inc.	65,837	16,385,513
Bank of New York Mellon Corp. (The)	455,396	23,329,937
BlackRock Inc.(c)(d)	24,072	21,062,278
Cboe Global Markets Inc.	29,760	3,542,928
Charles Schwab Corp. (The)	848,366	61,769,528
CME Group Inc.	203,120	43,199,562
Evercore Inc., Class A	8,716	1,226,951
Federated Hermes Inc.	31,518	1,068,775
Franklin Resources Inc.	153,848	4,921,598
Goldman Sachs Group Inc. (The)	192,422	73,029,922
Intercontinental Exchange Inc.	146,706	17,414,002
Invesco Ltd.	212,551	5,681,488
Janus Henderson Group PLC	95,885	3,721,297
Jefferies Financial Group Inc.	113,767	3,890,831
Moody’s Corp.	25,623	9,285,007
Morgan Stanley	841,903	77,194,086
Nasdaq Inc.	22,772	4,003,318
Northern Trust Corp.	117,672	13,605,237
Raymond James Financial Inc.	68,888	8,948,551
SEI Investments Co.	33,005	2,045,320
State Street Corp.	196,711	16,185,381
Stifel Financial Corp.	33,899	2,198,689
T Rowe Price Group Inc.	51,789	10,252,668
		427,674,856
Chemicals — 2.4%
Air Products & Chemicals Inc.	67,590	19,444,291
Ashland Global Holdings Inc.	19,796	1,732,150
Avient Corp.	51,741	2,543,588
Cabot Corp.	31,954	1,819,141
Celanese Corp.	63,709	9,658,284
CF Industries Holdings Inc.	120,954	6,223,083
Chemours Co. (The)	51,260	1,783,848
Corteva Inc.	416,928	18,490,757
Dow Inc.	215,159	13,615,262
DuPont de Nemours Inc.	300,998	23,300,255
Eastman Chemical Co.	77,414	9,038,085
Ecolab Inc.	76,049	15,663,813
Ingevity Corp.(a)	11,845	963,709
International Flavors & Fragrances Inc.	140,886	21,048,368
Linde PLC	123,594	35,731,025
LyondellBasell Industries NV, Class A	145,158	14,932,404
Minerals Technologies Inc.	19,365	1,523,445
Mosaic Co. (The)	194,734	6,213,962
NewMarket Corp.	2,613	841,334
Olin Corp.	80,380	3,718,379
PPG Industries Inc.	133,912	22,734,240
RPM International Inc.	28,053	2,487,740
Sensient Technologies Corp.	12,311	1,065,640
Sherwin-Williams Co. (The)	42,254	11,512,102
Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	41,659	$1,352,251
		247,437,156
Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	17,322	1,331,023
Cintas Corp.	16,954	6,476,428
Clean Harbors Inc.(a)	17,492	1,629,205
Healthcare Services Group Inc.	42,283	1,334,874
Herman Miller Inc.	33,055	1,558,213
KAR Auction Services Inc.(a)	72,916	1,279,676
Republic Services Inc.	118,711	13,059,397
Stericycle Inc.(a)	31,593	2,260,479
Waste Management Inc.	133,756	18,740,553
		47,669,848
Communications Equipment — 1.5%
Ciena Corp.(a)	54,933	3,125,138
Cisco Systems Inc.	2,383,545	126,327,885
F5 Networks Inc.(a)	18,899	3,527,687
Juniper Networks Inc.	186,116	5,090,273
Motorola Solutions Inc.	52,937	11,479,388
NetScout Systems Inc.(a)	41,405	1,181,699
ViaSat Inc.(a)(b)	38,509	1,919,289
		152,651,359
Construction & Engineering — 0.2%
AECOM(a)	83,439	5,283,358
Dycom Industries Inc.(a)	16,909	1,260,228
EMCOR Group Inc.	31,154	3,837,861
Fluor Corp.(a)	70,512	1,248,062
MasTec Inc.(a)	31,733	3,366,871
Quanta Services Inc.	32,778	2,968,704
Valmont Industries Inc.	6,886	1,625,440
		19,590,524
Construction Materials — 0.2%
Eagle Materials Inc.	8,932	1,269,327
Martin Marietta Materials Inc.	35,384	12,448,445
Vulcan Materials Co.	43,417	7,557,597
		21,275,369
Consumer Finance — 1.3%
American Express Co.	368,414	60,873,045
Capital One Financial Corp.	255,370	39,503,185
Discover Financial Services	173,156	20,482,623
FirstCash Inc.	23,372	1,786,556
Navient Corp.	105,075	2,031,100
PROG Holdings Inc.	21,004	1,010,923
Synchrony Financial	306,624	14,877,396
		140,564,828
Containers & Packaging — 0.6%
Amcor PLC	872,082	9,994,060
AptarGroup Inc.	14,292	2,012,885
Avery Dennison Corp.	27,137	5,705,283
Ball Corp.	66,532	5,390,423
Greif Inc., Class A, NVS	14,867	900,197
International Paper Co.	221,973	13,609,165
Packaging Corp. of America	53,347	7,224,251
Sealed Air Corp.	29,670	1,757,947
Silgan Holdings Inc.	25,152	1,043,808
Sonoco Products Co.	56,904	3,806,877
Westrock Co.	150,524	8,010,887
		59,455,783

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.2%
Genuine Parts Co.	81,423	$10,297,567
LKQ Corp.(a)	158,330	7,793,002
		18,090,569
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	29,353	1,046,141
Graham Holdings Co., Class B	2,376	1,506,146
Grand Canyon Education Inc.(a)	16,781	1,509,787
H&R Block Inc.	103,704	2,434,970
Service Corp. International	38,820	2,080,364
Strategic Education Inc.	13,890	1,056,473
WW International Inc.(a)(b)	16,396	592,552
		10,226,433
Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	1,072,064	297,948,027

Diversified Telecommunication Services — 2.5%
AT&T Inc.	4,038,557	116,229,670
Iridium Communications Inc.(a)(b)	25,978	1,038,860
Lumen Technologies Inc.	563,047	7,651,809
Verizon Communications Inc.	2,341,732	131,207,244
		256,127,583
Electric Utilities — 2.8%
ALLETE Inc.	29,298	2,050,274
Alliant Energy Corp.	141,205	7,873,591
American Electric Power Co. Inc.	282,687	23,912,493
Duke Energy Corp.	435,087	42,951,789
Edison International	215,320	12,449,802
Entergy Corp.	112,960	11,262,112
Evergy Inc.	129,688	7,837,046
Eversource Energy	194,776	15,628,826
Exelon Corp.	553,145	24,509,855
FirstEnergy Corp.	306,621	11,409,367
Hawaiian Electric Industries Inc.	61,542	2,601,996
IDACORP Inc.	28,573	2,785,868
NextEra Energy Inc.	632,377	46,340,587
NRG Energy Inc.	56,767	2,287,710
OGE Energy Corp.	112,977	3,801,676
Pinnacle West Capital Corp.	63,618	5,214,767
PNM Resources Inc.	29,620	1,444,567
PPL Corp.	434,104	12,141,889
Southern Co. (The)	598,802	36,233,509
Xcel Energy Inc.	304,876	20,085,231
		292,822,955
Electrical Equipment — 0.8%
Acuity Brands Inc.	20,570	3,847,207
AMETEK Inc.	66,281	8,848,514
Eaton Corp. PLC	225,489	33,412,960
Emerson Electric Co.	203,634	19,597,736
EnerSys	12,162	1,188,592
Hubbell Inc.	12,152	2,270,480
nVent Electric PLC	96,013	2,999,446
Regal Beloit Corp.	11,483	1,533,095
Rockwell Automation Inc.	28,888	8,262,546
		81,960,576
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	128,205	8,770,504
Arrow Electronics Inc.(a)	41,779	4,755,704
Avnet Inc.	55,703	2,232,576
Belden Inc.	25,330	1,280,938
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp./DE	44,464	$7,765,638
Coherent Inc.(a)	9,047	2,391,484
Corning Inc.	231,187	9,455,548
IPG Photonics Corp.(a)	11,169	2,354,090
Jabil Inc.	75,916	4,412,238
Keysight Technologies Inc.(a)	44,793	6,916,487
National Instruments Corp.	40,739	1,722,445
SYNNEX Corp.	23,273	2,833,720
TE Connectivity Ltd.	115,744	15,649,746
Vishay Intertechnology Inc.	74,942	1,689,942
Vontier Corp.	95,403	3,108,230
Zebra Technologies Corp., Class A(a)	8,216	4,350,290
		79,689,580
Energy Equipment & Services — 0.5%
Baker Hughes Co.	413,479	9,456,265
ChampionX Corp.(a)	61,765	1,584,272
Halliburton Co.	505,012	11,675,878
NOV Inc.(a)	219,357	3,360,549
Schlumberger Ltd.	790,423	25,301,440
		51,378,404
Entertainment — 2.1%
Activision Blizzard Inc.	180,190	17,197,333
Cinemark Holdings Inc.(a)	60,748	1,333,419
Electronic Arts Inc.	75,060	10,795,880
Live Nation Entertainment Inc.(a)	82,003	7,182,643
Walt Disney Co. (The)(a)	1,027,717	180,641,817
World Wrestling Entertainment Inc., Class A	11,155	645,763
		217,796,855
Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities Inc.	77,599	14,118,362
American Campus Communities Inc.	47,258	2,207,894
American Tower Corp.	126,084	34,060,332
Apartment Income REIT Corp.	88,717	4,207,847
AvalonBay Communities Inc.	78,703	16,424,529
Boston Properties Inc.	80,136	9,182,784
Brixmor Property Group Inc.	167,546	3,835,128
Camden Property Trust	29,128	3,864,412
CoreSite Realty Corp.	8,695	1,170,347
Corporate Office Properties Trust	60,598	1,696,138
Cousins Properties Inc.	83,928	3,086,872
Crown Castle International Corp.	98,025	19,124,678
Digital Realty Trust Inc.	158,960	23,917,122
Douglas Emmett Inc.	93,050	3,128,341
Duke Realty Corp.	124,046	5,873,578
EastGroup Properties Inc.	9,278	1,525,767
EPR Properties(a)	42,344	2,230,682
Equinix Inc.	21,269	17,070,499
Equity Residential	194,856	15,003,912
Essex Property Trust Inc.	36,605	10,981,866
Extra Space Storage Inc.	39,488	6,468,924
Federal Realty Investment Trust	39,850	4,669,225
First Industrial Realty Trust Inc.	35,571	1,857,873
Healthcare Realty Trust Inc.	49,474	1,494,115
Healthpeak Properties Inc.	304,083	10,122,923
Highwoods Properties Inc.	58,576	2,645,878
Host Hotels & Resorts Inc.(a)	398,159	6,804,537
Hudson Pacific Properties Inc.	86,084	2,394,857
Iron Mountain Inc.	162,685	6,884,829
JBG SMITH Properties	62,983	1,984,594

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	60,635	$4,222,621
Kimco Realty Corp.	244,143	5,090,382
Lamar Advertising Co., Class A	24,888	2,598,805
Life Storage Inc.	20,882	2,241,683
Macerich Co. (The)	94,629	1,726,979
Medical Properties Trust Inc.	200,563	4,031,316
Mid-America Apartment Communities Inc.	64,493	10,861,911
National Retail Properties Inc.	98,342	4,610,273
National Storage Affiliates Trust	14,172	716,536
Omega Healthcare Investors Inc.	134,141	4,867,977
Park Hotels & Resorts Inc.(a)	133,108	2,743,356
Pebblebrook Hotel Trust	73,683	1,735,235
Physicians Realty Trust	123,241	2,276,261
PotlatchDeltic Corp.	23,381	1,242,700
Prologis Inc.	418,423	50,014,101
PS Business Parks Inc.	6,071	898,994
Public Storage	48,958	14,721,181
Rayonier Inc.	46,278	1,662,769
Realty Income Corp.	211,760	14,132,862
Regency Centers Corp.	89,234	5,717,222
Rexford Industrial Realty Inc.	31,860	1,814,427
Sabra Health Care REIT Inc.	122,581	2,230,974
SBA Communications Corp.	21,476	6,844,401
Simon Property Group Inc.	186,145	24,288,200
SL Green Realty Corp.	39,452	3,156,160
Spirit Realty Capital Inc.	64,410	3,081,374
STORE Capital Corp.	86,951	3,000,679
UDR Inc.	168,438	8,250,093
Urban Edge Properties	61,790	1,180,189
Ventas Inc.	211,485	12,075,794
Vornado Realty Trust	88,863	4,147,236
Weingarten Realty Investors	67,822	2,175,052
Welltower Inc.	235,607	19,578,942
Weyerhaeuser Co.	423,754	14,585,613
		480,561,143
Food & Staples Retailing — 2.2%
BJ’s Wholesale Club Holdings Inc.(a)	77,643	3,694,254
Casey’s General Stores Inc.	12,730	2,477,767
Costco Wholesale Corp.	117,485	46,485,290
Grocery Outlet Holding Corp.(a)(b)	18,236	632,060
Kroger Co. (The)	429,159	16,441,081
Sprouts Farmers Market Inc.(a)(b)	66,623	1,655,581
Sysco Corp.	289,369	22,498,440
Walgreens Boots Alliance Inc.	404,892	21,301,368
Walmart Inc.	776,635	109,521,068
		224,706,909
Food Products — 1.8%
Archer-Daniels-Midland Co.	316,008	19,150,085
Campbell Soup Co.	114,175	5,205,238
Conagra Brands Inc.	271,481	9,876,479
Flowers Foods Inc.	67,624	1,636,501
General Mills Inc.	345,140	21,029,380
Hain Celestial Group Inc. (The)(a)	17,662	708,599
Hershey Co. (The)	49,056	8,544,574
Hormel Foods Corp.	158,376	7,562,454
Ingredion Inc.	37,811	3,421,895
JM Smucker Co. (The)	62,014	8,035,154
Kellogg Co.	143,643	9,240,554
Kraft Heinz Co. (The)	365,855	14,919,567
Lamb Weston Holdings Inc.	52,084	4,201,095
Security	Shares	Value

Food Products (continued)
Lancaster Colony Corp.	4,814	$931,557
McCormick & Co. Inc./MD, NVS	78,336	6,918,636
Mondelez International Inc., Class A	794,537	49,610,890
Pilgrim’s Pride Corp.(a)	27,294	605,381
Post Holdings Inc.(a)	33,780	3,664,117
Sanderson Farms Inc.	11,242	2,113,159
Tootsie Roll Industries Inc.	6,769	229,537
TreeHouse Foods Inc.(a)(b)	31,910	1,420,633
Tyson Foods Inc., Class A	166,143	12,254,708
		191,280,193
Gas Utilities — 0.2%
Atmos Energy Corp.	73,895	7,102,049
National Fuel Gas Co.	51,496	2,690,666
New Jersey Resources Corp.	54,412	2,153,083
ONE Gas Inc.	29,835	2,211,370
Southwest Gas Holdings Inc.	32,064	2,122,316
Spire Inc.	29,127	2,105,008
UGI Corp.	117,882	5,459,115
		23,843,607
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	412,051	47,769,073
Baxter International Inc.	284,968	22,939,924
Becton Dickinson and Co.	164,503	40,005,485
Boston Scientific Corp.(a)	803,695	34,365,998
Cooper Companies Inc. (The)	16,501	6,538,851
Danaher Corp.	114,914	30,838,321
DENTSPLY SIRONA Inc.	123,617	7,820,011
Edwards Lifesciences Corp.(a)	151,236	15,663,513
Envista Holdings Corp.(a)	90,281	3,901,042
Haemonetics Corp.(a)	13,417	894,109
Hill-Rom Holdings Inc.	22,170	2,518,290
Hologic Inc.(a)	40,633	2,711,034
ICU Medical Inc.(a)	5,460	1,123,668
Integra LifeSciences Holdings Corp.(a)	20,035	1,367,188
Intuitive Surgical Inc.(a)	20,095	18,480,166
LivaNova PLC(a)	27,239	2,291,072
Medtronic PLC	761,108	94,476,336
Neogen Corp.(a)	23,846	1,097,870
NuVasive Inc.(a)	28,967	1,963,383
STERIS PLC	23,693	4,887,866
Stryker Corp.	94,567	24,561,887
Teleflex Inc.	14,023	5,634,301
Zimmer Biomet Holdings Inc.	117,715	18,930,926
		390,780,314
Health Care Providers & Services — 4.0%
Acadia Healthcare Co. Inc.(a)	31,271	1,962,255
AmerisourceBergen Corp.	84,013	9,618,648
Anthem Inc.	138,284	52,796,831
Cardinal Health Inc.	165,657	9,457,358
Centene Corp.(a)	330,223	24,083,163
Cigna Corp.	194,093	46,013,628
CVS Health Corp.	744,687	62,136,683
Encompass Health Corp.	24,918	1,944,352
HCA Healthcare Inc.	148,643	30,730,454
Henry Schein Inc.(a)	80,715	5,988,246
Humana Inc.	35,042	15,513,794
Laboratory Corp. of America Holdings(a)	55,364	15,272,159
McKesson Corp.	89,632	17,141,224
Molina Healthcare Inc.(a)	15,080	3,816,145

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Patterson Companies Inc.	49,086	$1,491,724
Progyny Inc.(a)	10,396	613,364
Quest Diagnostics Inc.	73,876	9,749,416
Tenet Healthcare Corp.(a)(b)	59,787	4,005,131
UnitedHealth Group Inc.	256,175	102,582,717
Universal Health Services Inc., Class B	43,833	6,418,466
		421,335,758
Health Care Technology — 0.1%
Cerner Corp.	98,352	7,687,192

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings Inc.(a)	14,398	31,504,120
Boyd Gaming Corp.(a)	20,776	1,277,516
Caesars Entertainment Inc.(a)(b)	49,384	5,123,590
Carnival Corp.(a)	452,259	11,921,547
Choice Hotels International Inc.	7,813	928,653
Cracker Barrel Old Country Store Inc.	13,564	2,013,711
Darden Restaurants Inc.	74,250	10,839,757
Expedia Group Inc.(a)	51,215	8,384,408
Hilton Worldwide Holdings Inc.(a)	99,513	12,003,258
Las Vegas Sands Corp.(a)	185,404	9,768,937
Marriott International Inc./MD, Class A(a)	151,032	20,618,889
Marriott Vacations Worldwide Corp.(a)	24,139	3,845,343
McDonald’s Corp.	253,221	58,491,519
MGM Resorts International	231,591	9,877,356
Norwegian Cruise Line Holdings Ltd.(a)(b)	209,342	6,156,748
Penn National Gaming Inc.(a)(b)	33,586	2,568,993
Royal Caribbean Cruises Ltd.(a)	124,194	10,591,264
Scientific Games Corp./DE, Class A(a)	13,498	1,045,285
Six Flags Entertainment Corp.(a)	26,000	1,125,280
Starbucks Corp.	280,014	31,308,365
Travel + Leisure Co.	29,040	1,726,428
Wyndham Hotels & Resorts Inc.	24,050	1,738,575
Wynn Resorts Ltd.(a)	59,782	7,311,339
Yum! Brands Inc.	96,851	11,140,771
		261,311,652
Household Durables — 0.7%
DR Horton Inc.	74,979	6,775,852
Garmin Ltd.	37,161	5,374,967
KB Home.	49,671	2,022,603
Leggett & Platt Inc.	74,913	3,881,243
Lennar Corp., Class A	155,996	15,498,203
Mohawk Industries Inc.(a)	33,164	6,373,789
Newell Brands Inc.	213,458	5,863,691
NVR Inc.(a)	1,944	9,668,095
PulteGroup Inc.	74,370	4,058,371
Taylor Morrison Home Corp.(a)	73,247	1,935,186
Toll Brothers Inc.	36,345	2,101,104
TRI Pointe Homes Inc.(a)	66,718	1,429,767
Whirlpool Corp.	35,587	7,758,678
		72,741,549
Household Products — 1.3%
Church & Dwight Co. Inc.	45,229	3,854,415
Clorox Co. (The)	23,446	4,218,170
Colgate-Palmolive Co.	229,768	18,691,627
Energizer Holdings Inc.	17,427	749,012
Kimberly-Clark Corp.	118,129	15,803,298
Procter & Gamble Co. (The)	720,073	97,159,450
		140,475,972
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	232,746	$6,067,688

Industrial Conglomerates — 2.2%
3M Co.	327,875	65,125,811
Carlisle Companies Inc.	12,499	2,392,059
General Electric Co.	4,965,421	66,834,567
Honeywell International Inc.	392,654	86,128,655
Roper Technologies Inc.	27,248	12,812,009
		233,293,101
Insurance — 3.4%
Aflac Inc.	357,515	19,184,255
Alleghany Corp.(a)	7,862	5,244,504
Allstate Corp. (The)	169,301	22,083,622
American Financial Group Inc./OH	38,975	4,860,962
American International Group Inc.	485,372	23,103,707
Aon PLC, Class A	61,466	14,675,622
Arthur J Gallagher & Co.	66,149	9,266,152
Assurant Inc.	34,264	5,351,352
Chubb Ltd.	254,178	40,399,051
Cincinnati Financial Corp.	84,569	9,862,437
CNO Financial Group Inc.	74,508	1,759,879
Everest Re Group Ltd.	22,665	5,711,807
First American Financial Corp.	62,289	3,883,719
Globe Life Inc.	53,296	5,076,444
Hanover Insurance Group Inc. (The)	20,945	2,840,980
Hartford Financial Services Group Inc. (The)	201,898	12,511,619
Kemper Corp.	34,733	2,566,769
Lincoln National Corp.	102,426	6,436,450
Loews Corp.	126,541	6,915,466
Marsh & McLennan Companies Inc.	146,855	20,659,561
Mercury General Corp.	14,929	969,639
MetLife Inc.	420,877	25,189,488
Old Republic International Corp.	159,662	3,977,180
Principal Financial Group Inc.	143,884	9,092,030
Progressive Corp. (The)	118,923	11,679,428
Prudential Financial Inc.	222,860	22,836,464
Reinsurance Group of America Inc.	38,264	4,362,096
RenaissanceRe Holdings Ltd.	12,226	1,819,473
RLI Corp.	9,107	952,501
Selective Insurance Group Inc.	33,944	2,754,556
Travelers Companies Inc. (The)	142,280	21,300,739
Unum Group	115,162	3,270,601
W R Berkley Corp.	79,325	5,904,160
Willis Towers Watson PLC	72,709	16,724,524
		353,227,237
Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)	34,302	1,382,370
Yelp Inc.(a)	19,407	775,504
		2,157,874
IT Services — 4.4%
Accenture PLC, Class A	158,210	46,638,726
Akamai Technologies Inc.(a)(b)	33,581	3,915,545
Alliance Data Systems Corp.	28,134	2,931,281
Automatic Data Processing Inc.	125,482	24,923,235
Broadridge Financial Solutions Inc.	32,533	5,255,055
Cognizant Technology Solutions Corp., Class A	147,429	10,210,933
Concentrix Corp.(a)	12,022	1,933,138
DXC Technology Co.(a)(b)	143,873	5,602,415
Fidelity National Information Services Inc.	350,673	49,679,844
Fiserv Inc.(a)	107,762	11,518,680

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies Inc.(a)	26,733	$6,845,252
Gartner Inc.(a)	22,886	5,542,989
Genpact Ltd.	38,534	1,750,600
Global Payments Inc.	167,125	31,342,622
International Business Machines Corp.	505,388	74,084,827
Jack Henry & Associates Inc.	21,863	3,574,819
LiveRamp Holdings Inc.(a)	17,570	823,154
Mastercard Inc., Class A	158,422	57,838,288
Maximus Inc.	13,387	1,177,654
Paychex Inc.	84,924	9,112,345
Sabre Corp.(a)	118,174	1,474,812
VeriSign Inc.(a)	32,740	7,454,571
Visa Inc., Class A	383,044	89,563,348
Western Union Co. (The)	232,142	5,332,302
WEX Inc.(a)	10,639	2,062,902
		460,589,337
Leisure Products — 0.1%
Brunswick Corp./DE	19,968	1,989,212
Callaway Golf Co.	27,654	932,770
Hasbro Inc.	72,048	6,809,977
Polaris Inc.	17,365	2,378,310
		12,110,269
Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	48,524	7,172,332
Illumina Inc.(a)	41,363	19,573,385
IQVIA Holdings Inc.(a)	38,783	9,397,897
Waters Corp.(a)	15,711	5,429,879
		41,573,493
Machinery — 2.3%
AGCO Corp.	20,145	2,626,505
Caterpillar Inc.	164,227	35,740,722
Colfax Corp.(a)(b)	67,242	3,080,356
Crane Co.	28,061	2,591,995
Cummins Inc.	47,128	11,490,278
Deere & Co.	44,112	15,558,744
Donaldson Co. Inc.	35,517	2,256,395
Dover Corp.	81,087	12,211,702
Flowserve Corp.	73,401	2,959,528
Fortive Corp.	191,707	13,369,646
IDEX Corp.	23,591	5,191,200
Illinois Tool Works Inc.	91,083	20,362,515
Ingersoll Rand Inc.(a)	212,090	10,352,113
ITT Inc.	26,724	2,447,651
Kennametal Inc.	46,932	1,685,797
Middleby Corp. (The)(a)	12,149	2,104,936
Nordson Corp.	11,326	2,486,170
Oshkosh Corp.	38,385	4,784,306
Otis Worldwide Corp.	110,351	9,023,401
PACCAR Inc.	196,754	17,560,295
Parker-Hannifin Corp.	34,904	10,719,367
Pentair PLC	93,766	6,328,267
Snap-on Inc.	30,811	6,884,102
Stanley Black & Decker Inc.	91,395	18,735,061
Terex Corp.	24,102	1,147,737
Trinity Industries Inc.	47,509	1,277,517
Westinghouse Air Brake Technologies Corp.	100,765	8,292,960
Woodward Inc.	15,627	1,920,246
Xylem Inc./NY	54,983	6,595,761
		239,785,273
Security	Shares	Value

Marine — 0.0%
Kirby Corp.(a)	34,041	$2,064,246

Media — 1.4%
Comcast Corp., Class A	1,452,250	82,807,295
Discovery Inc., Class A(a)	95,632	2,933,990
Discovery Inc., Class C, NVS(a)	169,944	4,924,977
DISH Network Corp., Class A(a)	139,575	5,834,235
Fox Corp., Class A, NVS	184,931	6,866,488
Fox Corp., Class B	87,306	3,073,171
Interpublic Group of Companies Inc. (The)	223,406	7,258,461
John Wiley & Sons Inc., Class A	24,888	1,497,760
News Corp., Class A, NVS	220,722	5,688,006
News Corp., Class B	68,895	1,677,593
Omnicom Group Inc.	121,396	9,710,466
TEGNA Inc.	74,455	1,396,776
ViacomCBS Inc., Class B, NVS	342,529	15,482,311
		149,151,529
Metals & Mining — 0.6%
Commercial Metals Co.	67,637	2,077,809
Compass Minerals International Inc.	9,778	579,444
Ferroglobe PLC(a)(e)	5,019	0	(f)
Freeport-McMoRan Inc.	315,187	11,696,590
Newmont Corp.	203,215	12,879,767
Nucor Corp.	168,813	16,194,231
Reliance Steel & Aluminum Co.	35,821	5,405,389
Royal Gold Inc.	15,399	1,757,026
Steel Dynamics Inc.	112,895	6,728,542
United States Steel Corp.(b)	152,539	3,660,936
Worthington Industries Inc.	8,541	522,538
		61,502,272
Multi-Utilities — 1.5%
Ameren Corp.	144,984	11,604,519
Black Hills Corp.	35,338	2,319,233
CenterPoint Energy Inc.	328,334	8,050,750
CMS Energy Corp.	163,117	9,636,952
Consolidated Edison Inc.	193,144	13,852,288
Dominion Energy Inc.	456,178	33,561,015
DTE Energy Co.	109,356	14,172,538
MDU Resources Group Inc.	113,218	3,548,252
NiSource Inc.	222,307	5,446,522
NorthWestern Corp.	28,631	1,724,159
Public Service Enterprise Group Inc.	284,989	17,025,243
Sempra Energy	178,505	23,648,342
WEC Energy Group Inc.	177,952	15,828,830
		160,418,643
Multiline Retail — 0.4%
Dollar Tree Inc.(a)(b)	131,191	13,053,504
Kohl’s Corp.	89,162	4,913,718
Nordstrom Inc.(a)(b)	61,360	2,243,935
Target Corp.	95,147	23,000,836
		43,211,993
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.	211,538	4,575,567
Cabot Oil & Gas Corp.	225,255	3,932,952
Chevron Corp.	1,093,213	114,503,130
Cimarex Energy Co.	29,799	2,158,937
ConocoPhillips	764,852	46,579,487
Devon Energy Corp.	337,856	9,862,017
Diamondback Energy Inc.	102,418	9,616,026

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	329,483	$27,492,061
EQT Corp.(a)	96,374	2,145,285
Equitrans Midstream Corp.	126,467	1,076,234
Escrow PetroCorp.(a)(e)	190	0	(f)
Exxon Mobil Corp.	2,394,594	151,050,989
Hess Corp.	72,533	6,333,582
HollyFrontier Corp.	82,220	2,705,038
Kinder Morgan Inc.	1,098,961	20,034,059
Marathon Oil Corp.	445,909	6,073,281
Marathon Petroleum Corp.	369,312	22,313,831
Murphy Oil Corp.	81,485	1,896,971
Occidental Petroleum Corp.	476,571	14,902,375
ONEOK Inc.	251,164	13,974,765
Phillips 66	247,740	21,261,047
Pioneer Natural Resources Co.	131,079	21,302,959
Targa Resources Corp.	99,622	4,428,198
Valero Energy Corp.	230,582	18,003,843
Williams Companies Inc. (The)	685,289	18,194,423
World Fuel Services Corp.	35,699	1,132,729
		545,549,786
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	26,027	1,569,168

Personal Products — 0.2%
Coty Inc., Class A(a)	159,951	1,493,943
Estee Lauder Companies Inc. (The), Class A	57,716	18,358,305
Nu Skin Enterprises Inc., Class A	12,760	722,854
		20,575,102
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	606,857	40,550,185
Eli Lilly & Co.	175,652	40,315,647
Johnson & Johnson	893,699	147,227,973
Merck & Co. Inc.	744,744	57,918,741
Nektar Therapeutics(a)(b)	62,962	1,080,428
Organon & Co.(a)	74,317	2,248,832
Perrigo Co. PLC	74,902	3,434,257
Pfizer Inc.	3,166,188	123,987,922
Viatris Inc.	679,885	9,715,557
Zoetis Inc.	72,398	13,492,091
		439,971,633
Professional Services — 0.5%
CACI International Inc., Class A(a)(b)	7,605	1,940,188
Equifax Inc.	34,416	8,242,976
IHS Markit Ltd.	74,250	8,365,005
Jacobs Engineering Group Inc.	27,996	3,735,226
KBR Inc.	80,596	3,074,737
Leidos Holdings Inc.	75,268	7,609,595
ManpowerGroup Inc.	31,256	3,716,651
Nielsen Holdings PLC.	201,816	4,978,801
Robert Half International Inc.	64,281	5,719,080
Science Applications International Corp.	20,094	1,762,847
		49,145,106
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	189,390	16,236,405
Jones Lang LaSalle Inc.(a)	28,976	5,663,649
		21,900,054
Road & Rail — 1.0%
Avis Budget Group Inc.(a)	29,102	2,266,755
CSX Corp.	619,627	19,877,634
Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	19,478	$3,173,940
Kansas City Southern.	25,328	7,177,195
Landstar System Inc.	8,124	1,283,755
Norfolk Southern Corp.	78,162	20,744,977
Ryder System Inc.	30,686	2,280,890
Union Pacific Corp.	195,375	42,968,824
Werner Enterprises Inc.	17,654	785,956
		100,559,926
Semiconductors & Semiconductor Equipment — 3.3%
Amkor Technology Inc.	42,522	1,006,496
Analog Devices Inc.	118,682	20,432,293
Broadcom Inc.	73,822	35,201,283
Cirrus Logic Inc.(a)	18,467	1,571,911
Intel Corp.	2,283,997	128,223,592
Maxim Integrated Products Inc.	60,459	6,369,960
Microchip Technology Inc.	43,504	6,514,289
Micron Technology Inc.(a)	634,307	53,903,409
NXP Semiconductors NV	148,131	30,473,509
Silicon Laboratories Inc.(a)	10,392	1,592,574
Skyworks Solutions Inc.	44,743	8,579,470
Synaptics Inc.(a)(b)	10,709	1,666,106
Texas Instruments Inc.	245,523	47,214,073
		342,748,965
Software — 0.6%
ACI Worldwide Inc.(a)	30,129	1,118,991
Aspen Technology Inc.(a)	11,875	1,633,287
Blackbaud Inc.(a)	15,259	1,168,382
CDK Global Inc.	34,656	1,722,057
Ceridian HCM Holding Inc.(a)	29,945	2,872,324
Citrix Systems Inc.	24,163	2,833,595
CommVault Systems Inc.(a)	13,603	1,063,346
Envestnet Inc.(a)	5,810	440,747
j2 Global Inc.(a)	8,916	1,226,396
NortonLifeLock Inc.	328,363	8,938,041
Oracle Corp.	462,372	35,991,036
Teradata Corp.(a)	38,706	1,934,139
		60,942,341
Specialty Retail — 2.1%
Advance Auto Parts Inc.	37,209	7,633,054
American Eagle Outfitters Inc.	84,407	3,167,795
AutoNation Inc.(a)(b)	31,307	2,968,217
AutoZone Inc.(a)	5,385	8,035,605
Best Buy Co. Inc.	63,053	7,249,834
CarMax Inc.(a)	92,283	11,918,350
Dick’s Sporting Goods Inc.	37,209	3,727,970
Foot Locker Inc.	58,807	3,624,275
Gap Inc. (The)	116,146	3,908,313
Home Depot Inc. (The)	168,391	53,698,206
L Brands Inc.	58,040	4,182,362
Lowe’s Companies Inc.	115,952	22,491,209
Murphy USA Inc.	14,300	1,907,191
O’Reilly Automotive Inc.(a)	12,625	7,148,401
Ross Stores Inc.	201,778	25,020,472
TJX Companies Inc. (The)	682,131	45,989,272
Ulta Beauty Inc.(a)	15,169	5,244,985
Urban Outfitters Inc.(a)	38,510	1,587,382
		219,502,893
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	740,203	10,792,159

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	679,447	$20,512,505
NCR Corp.(a)	75,020	3,421,662
NetApp Inc.	125,550	10,272,501
Seagate Technology Holdings PLC	112,632	9,903,732
Western Digital Corp.(a)	173,575	12,353,333
Xerox Holdings Corp.	93,908	2,205,899
		69,461,791
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	84,964	4,859,091
Carter’s Inc.	24,489	2,526,530
Columbia Sportswear Co.	9,782	962,158
Hanesbrands Inc.	196,780	3,673,883
Nike Inc., Class B	259,627	40,109,775
PVH Corp.(a)	40,216	4,326,839
Ralph Lauren Corp.	27,060	3,187,939
Skechers U.S.A. Inc., Class A(a)	76,389	3,806,464
Tapestry Inc.(a)	156,647	6,811,012
Under Armour Inc., Class A(a)(b)	106,595	2,254,484
Under Armour Inc., Class C, NVS(a)	109,948	2,041,734
VF Corp.	181,808	14,915,528
		89,475,437
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	31,767	1,427,927
MGIC Investment Corp.	191,229	2,600,714
New York Community Bancorp. Inc.	261,827	2,885,333
Washington Federal Inc.	42,919	1,363,966
		8,277,940
Tobacco — 1.3%
Altria Group Inc.	1,046,764	49,909,707
Philip Morris International Inc.	881,544	87,369,826
		137,279,533
Trading Companies & Distributors — 0.1%
Fastenal Co.	81,074	4,215,848
GATX Corp.	19,847	1,755,864
MSC Industrial Direct Co. Inc., Class A	12,721	1,141,455
Univar Solutions Inc.(a)	95,525	2,328,900
Watsco Inc.	6,932	1,986,988
WW Grainger Inc.	9,747	4,269,186
		15,698,241
Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	51,208	$7,892,689
Essential Utilities Inc.	63,140	2,885,498
		10,778,187
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	56,051	1,270,116
T-Mobile U.S. Inc.(a)	102,615	14,861,730
		16,131,846
Total Common Stocks — 99.7%
(Cost: $8,700,161,278)		10,396,233,784

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(g)	35,035,823	35,056,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(g)	20,140,000	20,140,000
		55,196,844
Total Short-Term Investments — 0.5%
(Cost: $55,171,038)		55,196,844

Total Investments in Securities — 100.2%
(Cost: $8,755,332,316)		10,451,430,628

Other Assets, Less Liabilities — (0.2)%		(23,425,867)

Net Assets — 100.0%		$10,428,004,761

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Rounds to less than $1.

(g)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,092,339	$7,965,179	(a)	$—	$(1,899)	$1,225	$35,056,844	35,035,823	$15,682	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,010,000	6,130,000	(a)	—	—	—	20,140,000	20,140,000	510		—
BlackRock Inc.	16,478,550	1,981,186		(105,245)	54,784	2,653,003	21,062,278	24,072	97,204		—
					$52,885	$2,654,228	$76,259,122		$113,396		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	74	09/17/21	$15,868	$205,770
S&P MidCap 400 E-Mini Index	54	09/17/21	14,539	(119,060)
				$86,710

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$10,396,233,784	$—	$0	(a)	$10,396,233,784
Money Market Funds	55,196,844	—	—		55,196,844
	$10,451,430,628	$—	$0	(a)	$10,451,430,628
Derivative financial instruments(b)
Assets
Futures Contracts	$205,770	$—	$—		$205,770
Liabilities
Futures Contracts	(119,060)	—	—		(119,060)
	$86,710	$—	$—		$86,710

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust